Acquisitions - Broad Horizon Holdings, LLC - Additional Information (Details) - Broad Horizon Holdings, LLC $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisitions
Total unaudited pro forma revenue	$ 23.5
Total unaudited pro forma net income (loss)	2.8
Revenue included in the Consolidated Statements of Operations	10.6
Net income (loss) included in the Consolidated Statements of Operations	$ 2.4